Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2021
Registrant Name	dei_EntityRegistrantName	VANGUARD WHITEHALL FUNDS
CIK	dei_EntityCentralIndexKey	0001004655
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Sep. 20, 2021
Document Effective Date	dei_DocumentEffectiveDate	Sep. 20, 2021
Prospectus Date	rr_ProspectusDate	Sep. 20, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A